Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORY
6.	INVENTORY

	December 31, 2022	December 31, 2021
Finished products	$7,392,002	$6,031,753
Impairment of finished products	(3,555,683)	(3,819,955)
Accessories and spare parts	675,001	1,025,366
Impairment of accessories and spare parts	(418,770)	(839,693)
Total	$4,092,550	$2,397,471

Refer to Note 18 for total inventories expensed as cost of sales during the years ended December 31, 2022, 2021 and 2020.

Provision on inventory

Management is presently reviewing the inventory for impairment on a quarterly basis. During the year, the Company also wrote off $519,763 (2021 - $NIL) in inventory that was water damaged. The Company has made a claim for the damaged inventory that is insured at selling price. The Company has not received confirmation of a settlement amount from the insurer. The Company will record any settlement in the period in which it is virtually certain of receipt.

Liens

Siyata Mobile Inc. provided the North American inventory as collateral for the outstanding convertible debenture as outlined in Note 14(c). This lien has been removed as the convertible promissory note has been fully repaid.